Equity-based Compensation and Warrants - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, February 29, 2020	7,996,056	8,147,544	6,970,591
Granted		2,084,046	1,635,115
Exercised		(1,843,001)	(249,027)
Forfeited		(392,533)	(209,135)
Balance, November 30, 2020		7,996,056	8,147,544
Vested and expected to vest as of November 30, 2020		7,996,056
Exercisable as of November 30, 2020		4,579,458
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance, February 29, 2020	$ 6.19
Granted		$ 10.80
Exercised		3.70
Forfeited		5.70
Balance, November 30, 2020		6.19
Exercisable as of November 30, 2020		4.35
Vested and expected to vest as of November 30, 2020		$ 6.20
Weighted remaining contractual life in years		7 years
Vested and expected to vest as of November 30, 2020		7 years
Exercisable as of November 30, 2020		5 years 7 months 6 days
Balance, February 29, 2020	$ 73,631
Balance, November 30, 2020		$ 73,631
Vested and expected to vest as of November 30, 2020		73,631
Exercisable as of November 30, 2020		$ 50,573
StockOptionPlan2020EquityIncentivePlanMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, February 29, 2020	7,996,056
Granted	2,163,775
Exercised	(656,009)
Forfeited	(200,012)
Balance, November 30, 2020	9,303,810	7,996,056
Vested and expected to vest as of November 30, 2020	9,303,810
Exercisable as of November 30, 2020	5,673,184
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance, February 29, 2020	$ 6.19
Granted	4.65
Exercised	17.41
Forfeited	6.35
Balance, November 30, 2020	8.91	$ 6.19
Exercisable as of November 30, 2020	6.37
Vested and expected to vest as of November 30, 2020	$ 8.91
Weighted remaining contractual life in years	7 years 2 months 12 days
Vested and expected to vest as of November 30, 2020	7 years 2 months 12 days
Exercisable as of November 30, 2020	6 years 2 months 12 days
Balance, November 30, 2020	$ 400,103
Vested and expected to vest as of November 30, 2020	400,103
Exercisable as of November 30, 2020	$ 258,347